Schedule of Operating Lease Assets and Liabilities (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 03, 2021
Fair Value Disclosures [Abstract]
Operating lease - right-of-use asset - non-current	$ 354,601	$ 521,782		$ 735,197
Operating lease liability	$ 378,417	$ 546,022
Weighted average remaining lease term	1 year 6 months	2 years 3 months
Weighted average discount rate	5.00%	5.00%